Submission	Jul. 29, 2024
Submission [Line Items]
Central Index Key	0001000275
Registrant Name	Royal Bank of Canada
Registration File Number	333-275898
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES